EQUITY - Schedule of conversion option is exercised under the convertible notes currently issued (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Early cancellation of treasury shares (in shares)	(30,221,893,878,000)
N° of authorized shares
Disclosure of classes of share capital [line items]
Opening balance (in shares)	604,441,789,335	604,441,789,335
Early cancellation of treasury shares (in shares)	(30,221,893,878)	0
Subtotal (in shares)	(30,221,893,878)	0
Closing balance (in shares)	574,219,895,457	604,441,789,335
N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option
Disclosure of classes of share capital [line items]
Opening balance (in shares)	604,437,877,587	604,437,877,587
Early cancellation of treasury shares (in shares)	(30,221,893,878)	0
Subtotal (in shares)	(30,221,893,878)	0
Closing balance (in shares)	574,215,983,709	604,437,877,587
N° of convertible notes back-up shares pending to place
Disclosure of classes of share capital [line items]
Opening balance (in shares)	3,911,748	3,911,748
Early cancellation of treasury shares (in shares)	0	0
Subtotal (in shares)	0	0
Closing balance (in shares)	3,911,748	3,911,748
N° of shares to subscribe or not used
Disclosure of classes of share capital [line items]
Opening balance (in shares)	0	0
Early cancellation of treasury shares (in shares)	0	0
Subtotal (in shares)	0	0
Closing balance (in shares)	0	0